================================================================================

                               THE ---------------
                                   WESTPORT
                               ------------- FUNDS

                                     [LOGO]

                               SEMI-ANNUAL REPORT
                                  June 30, 2002

                                  888-593-7878

                                    website:
                              www.westportfunds.com

                                 ---------------
                                 WESTPORT [LOGO]
                                 ---------------
                                   INVESTMENTS
                                 ---------------

================================================================================

LETTER TO SHAREHOLDERS                                              JULY 8, 2002
--------------------------------------------------------------------------------

Dear Fellow Shareholder:

In 2002, many market strategists were projecting higher prices for domestic equities after two consecutive years of negative returns (as measured by the S&P 500 Index). Supporting this view was the rapid rebound of the U.S. economy from the effects of the terrorist attacks of September 11, 2001. After contracting in the third quarter of 2001, real GDP returned to positive growth in the fourth quarter and accelerated to 6.1% in the first quarter of 2002. Continued economic growth, but at a more modest rate, is forecast for the remainder of 2002. However, during the first six months of 2002, the market did not reflect the positive economic outlook. In fact, the return from the S&P 500 was a negative 13%.

Given this environment, the performance of the Westport Funds in the first six months of 2002 was generally in line with the returns of their respective benchmarks. Although the portfolios of both Funds contained a number of stocks that performed well, holdings in the technology sector, especially software companies, depressed returns. The Funds' overall investment strategy has always been to buy good businesses at attractive prices with a two year investment horizon and the technology company purchases have been consistent with this strategy.

                                TABLE OF RESULTS

                               THE WESTPORT FUNDS

                         TOTAL RETURNS* - JUNE 30, 2002

------------------------------------------------------------------------------------------
                                                                          SINCE INCEPTIONi
                                         SIX MONTHS        ONE YEAR          TO 6/30/02
FUND OR INDEX                           ENDED 6/30/02    ENDED 6/30/02    (AVERAGE ANNUAL)
------------------------------------------------------------------------------------------
Westport Select Cap Fund - Class Rii        -5.0%            -4.4%             15.7%
Russell 2000(r) Index                       -4.7%            -8.6%              2.5%
------------------------------------------------------------------------------------------
Westport Fund - Class Riii                  -3.9%            -2.5%             13.7%
S&P 400 MidCap Indexiv                      -3.2%            -4.7%             10.2%
Russell Midcap(r) Indexiv                   -5.7%            -9.2%              5.2%
------------------------------------------------------------------------------------------

* The total returns shown above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The negative performance of the stock market thus far in 2002 reflects the continued deflation of the valuation bubble that extended beyond internet/telecom companies. While some market commentators have justified high equity valuations relative to earnings by relating them to current low interest rates, valuations remain elevated relative to historical experience, even after adjusting for low interest rates. Although an improvement in corporate earnings this year would be supportive of current valuations, the forecasted gains are now questionable in light of revelations about accounting policies and their effect on reported earnings. These revelations, which began with Enron Corp. in the fourth quarter of

2001 and continued in 2002 at an increasing number of companies, raise several important concerns. One that has resurfaced is the potential dilutive effect of stock options on reported earnings. Another is the appropriate exclusion from earnings of "non-recurring" items - gains or losses on asset dispositions, write-offs of assets, R&D write-offs associated with acquisitions, etc. A third is the integrity of a company's audited financial statements.

A key question about Enron's demise was how such a large company could fail so quickly. A significant portion of the answer is the use of very aggressive, possibly fraudulent, accounting practices, that misrepresented Enron's profitability and financial leverage. In the first half of 2002, more examples surfaced with revelations of unlawful practices at Adelphia Communications Corp. and WorldCom, Inc., and questionable practices uncovered at Qwest Communications, International, Inc., Global Crossing Ltd. and Tyco International, Ltd.

PORTFOLIO COMMENTS

As more and more companies reveal accounting improprieties and possibly fraud, we find that investors do not wish to hold shares of any company with questions regarding its accounting practices, even if those practices are consistent with generally accepted accounting principles (GAAP). Consequently, such companies have reported declines in 2002. Computer Associates International, Inc. (CA), a holding in both Westport Funds, is an example of the effect of this investor distrust. Its shares declined over 50% in the first half, negatively impacted by a Federal investigation of a change in revenue recognition for software license contract extensions in 1999 and concern that a second change in revenue recognition to a more conservative subscription method in late 2000 concealed a bigger problem. However, neither change had an impact on cash flow and both the original and new revenue recognition procedures were found by CA's auditors as being consistent with GAAP.

Another example of investor intolerance for potential problems is Perot Systems Corp., a holding in the Westport Select Cap Fund, which is a supplier of outsourcing services for information systems. Perot designed and built the software and systems that operate the California wholesale electricity market.
Apparently, before the market opened, Perot solicited systems consulting business from some merchant power producers, one of whom recently passed a copy of Perot's presentation materials to the California authorities investigating trading activity. Based on the presentation, California politicians accused
Perot of masterminding the exploitation of the California electricity market, which forced the state and its utilities to pay exorbitant prices for electricity. However, this accusation is not supported by recently released documents, and in fact, no merchant producer ever hired Perot. Furthermore, both Perot and officials of the California wholesale power exchange have stated that Perot was not guilty of violating its contractual duty of confidentiality to the exchange. Nevertheless, Perot's shares declined over 40%.

Disappointing results were recorded by other technology companies in both Funds. MRO Software, Inc. and Rational Software Corp. each declined more than 50% in the first half of 2002. Aspen Technology, Inc., a holding in the Westport Select Cap Fund, and Parametric Technology Corp., a holding in the Westport Fund, showed similar losses. The software industry has been weak in 2002, as many corporate customers scaled back capital spending. Even when software purchases are made the size of the commitment is often reduced to the minimum requirement. When the economy improves and corporations expand their capital spending, expenditures on information systems should correspondingly increase.

Some portfolio holdings suffered poor performance in the first half of 2002 because of abuses that surfaced at companies in the same industry. An example is Insight Communications Company, Inc. (ICCI), a cable television holding of both Westport Funds. ICCI has been negatively impacted by abuses at Adelphia Communications Corp., which cast suspicion on the business practices of all domestic cable companies. As a result, ICCI also declined more than 50% in the first half.

It is important to note that a number of companies held by the Funds provided excellent performance in the first half of 2002 - particularly retailers, regional banks and special situations. Among the retail holdings in both Funds, Big Lots, Inc. and Whitehall Jewellers, Inc., each appreciated close to 90%. Another example in the retail industry was Saks, Inc., a holding in the Westport Select Cap Fund, which returned 37% during this period. Hilb, Rogal & Hamilton Company, the insurance broker, a holding in both Funds, appreciated in excess of 60%. Health care companies, including hospitals, provided positive returns for both Funds as did defense holdings - Rockwell Collins, Inc. and Veridian Corp. - in the Westport Fund.

OUTLOOK

Our 2001 Annual Report to Shareholders expressed cautious optimism regarding the domestic economy and the equity markets for 2002. The eleven reductions in the Fed funds rate in 2000 and 2001 plus a multi-year tax cut passed in 2001, provided monetary and fiscal stimulus to the domestic economy. As a result, the economy was able to rebound in the fourth quarter of 2001 from the terrorist attacks on 9/11 and continue growing in the first half of 2002. We believe that with the improving economy and a positive outlook for higher corporate earnings, the stock market could have remained stable in 2002, despite the high valuation level, if questions about corporate accounting accuracy and malfeasance of corporate executives had been limited to Enron alone. However, the revelation of problems at other companies proved to be too much for investors to ignore. Given these developments, investors are understandably unwilling to pay premium prices (high P/E multiples) for earnings that are of low quality or that contain fictitious components. Furthermore, when continuing investor concerns about another terrorist attack are factored in, the probability of negative returns for the S&P 500 in 2002 is quite high. Should this occur, it would produce a third consecutive year of negative returns, which is very rare in financial history, the last being 1939-1941.

The recent decline in the equity market as measured by the S&P 500 Index has decreased the price earnings ratio (P/E) for the Index from the low 20's to under 20 based on earnings expectations for 2002. Clearly, some of the overvaluation at the beginning of the year has been corrected, but it is important to remember that the long-term average P/E ratio for the S&P 500 Index is in the mid-teens.

Importantly, two additional risks in the current environment could lead to a continuation of negative market performance. First, market losses may cause consumers to restrain their spending. Since such spending represents two-thirds of domestic GDP, any slow-down would negatively affect corporate earnings. Second, the recent revelations of accounting irregularities and corporate malfeasance may cause foreign investors to sell their holdings and remove the money from the United States. In fact, the recent weakness in the dollar suggests that this activity has already begun to a limited degree.

With uncertainty comes opportunity. In market environments like the current one, it is often the case that investors sell holdings in companies that share a characteristic with a tainted company. However, this action is often reflexive in nature with little consideration of the differences in company resources and prospects. For example, if one company in an industry uses aggressive accounting, investors might assume that its competitors are equally aggressive. In actuality, this is often not the case and the impact of a particular accounting rule can vary substantially between companies. As a result, attractive investment opportunities are created. In addition, it is important to remember that accounting is not an exact science, but a framework to record financial results with many components subject to interpretation and estimation, a fact many investors seem to have forgotten.

Knowledge of a company's business and the integrity of its management are key ingredients to successful investing. Although it is not clear when the current corrective phase in the equity markets will conclude, it is obvious that shares of certain companies are selling at prices that discount many investor concerns. We will continue to work to identify those companies with attractive businesses that have reached acceptable valuation levels.

Sincerely,


/s/ Edmund H. Nicklin, Jr.              /s/ Andrew J. Knuth

Edmund H. Nicklin, Jr.                  Andrew J. Knuth

i The Class R shares of the Westport Fund and the Westport Select Cap Fund commenced operations on December 31, 1997.
ii The Class I shares of the Westport Select Cap Fund commenced operations on February 16, 1998. For the total return and other information relating to Class I shares, see the Financial Highlights on page 11.
iii Class I shares of the Westport Fund commenced operations on February 9, 2001. For total return and other information relating to Class I shares of the Westport Fund, see the Financial Highlights on page 9.
iv The Standard & Poor's MidCap 400(r) Index is a capitalization-weighted index that measures performance of the mid-range of the U.S. stock market. The Russell Midcap(r) Index is an index comprised of the 800 smallest companies in the Russell 1000(r) (an index of the 1,000 largest companies in the Russell 3000(r) Index.) On March 8, 2002, the Fund's Board of Trustees elected to change the Westport Fund's benchmark index from the Standard & Poor's MidCap 400(r) Index to the Russell Midcap(r) Index, as its broader base better represents the securities in which the Fund currently invests.

THE WESTPORT FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2002 (UNAUDITED)
-----------------------------------------------------------------------------------------
                                                                             WESTPORT
                                                         WESTPORT           SELECT CAP
                                                           FUND                FUND
-----------------------------------------------------------------------------------------
ASSETS
Investment securities:
     At acquisition cost .........................    $    20,448,054     $ 1,025,272,416
                                                      ===============     ===============

     At market value (Note 2) ....................    $    21,831,901     $ 1,125,459,993
Dividends receivable .............................              4,589             392,917
Receivable for securities sold ...................             62,587           1,031,015
Receivable for capital shares sold ...............             15,529           2,735,955
Organization expenses, net (Note 2) ..............              2,175               2,175
Other assets .....................................             27,804              42,506
                                                      ---------------     ---------------

     TOTAL ASSETS ................................         21,944,585       1,129,664,561
                                                      ---------------     ---------------

LIABILITIES
Payable for capital shares redeemed ..............             10,000           1,228,113
Payable for securities purchased .................                 --           1,202,203
Payable to affiliates (Note 4) ...................             28,449             986,706
Other accrued expenses and liabilities ...........             16,497             333,468
                                                      ---------------     ---------------
TOTAL LIABILITIES ................................             54,946           3,750,490
                                                      ---------------     ---------------

NET ASSETS .......................................    $    21,889,639     $ 1,125,914,071
                                                      ---------------     ---------------

Net assets consist of:
Paid-in capital ..................................    $    20,181,948     $ 1,032,088,426
Accumulated net investment losses ................            (94,092)         (3,260,508)
Accumulated net realized gains (losses)
     from security transactions ..................            417,936          (3,101,424)
Net unrealized appreciation on investments .......          1,383,847         100,187,577
                                                      ---------------     ---------------
Net assets .......................................    $    21,889,639     $ 1,125,914,071
                                                      ===============     ===============

PRICING OF CLASS R SHARES
Net assets attributable to Class R shares ........    $    18,659,787     $   339,874,613
                                                      ===============     ===============
Shares of beneficial interest outstanding
     (unlimited number of shares authorized,
     no par value) (Note 5) ......................          1,333,484          18,399,991
                                                      ===============     ===============
Net asset value, offering price and redemption
     price per share (Note 2) ....................    $         13.99     $         18.47
                                                      ===============     ===============

PRICING OF CLASS I SHARES
Net assets attributable to Class I shares ........    $     3,229,852     $   786,039,458
                                                      ===============     ===============

Shares of beneficial interest outstanding
     (unlimited number of shares authorized,
     no par value) (Note 5) ......................            230,907          42,344,009
                                                      ===============     ===============
Net asset value, offering price and redemption
     price per share (Note 2) ....................    $         13.99     $         18.56
                                                      ===============     ===============

See accompanying notes to financial statements.

THE WESTPORT FUNDS
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2002 (UNAUDITED)
-----------------------------------------------------------------------------------------
                                                                             WESTPORT
                                                         WESTPORT           SELECT CAP
                                                           FUND                FUND
-----------------------------------------------------------------------------------------
INVESTMENT INCOME
     Dividends ...................................    $        75,312     $     2,688,411
                                                      ---------------     ---------------

EXPENSES
     Investment advisory fees (Note 4) ...........            101,637           5,312,155
     Administration fees (Note 4) ................             10,185             149,436
     Shareholder servicing fees, Class R (Note 4)                  --             129,583
     Transfer agent fees, Class R (Note 4) .......              5,951              95,700
     Transfer agent fees, Class I (Note 4) .......              5,951              19,583
     Accounting services fees (Note 4) ...........             14,876              38,251
     Registration fees, Common ...................              4,201              14,621
     Registration fees, Class R ..................              4,768               8,832
     Registration fees, Class I ..................              4,645               9,856
     Custodian fees ..............................              3,908              40,380
     Professional fees ...........................              9,051              16,806
     Shareholder reporting costs .................              3,269               7,137
     Trustees' fees and expenses .................              5,096               5,095
     Postage and supplies ........................              2,354               6,008
     Insurance expense ...........................              3,384               4,234
     Amortization of organization expenses (Note 2)             2,175               2,175
     Other expenses ..............................                743              89,067
                                                      ---------------     ---------------
       TOTAL EXPENSES ............................            182,194           5,948,919
     Fees waived and/or expenses reimbursed by
       the Adviser (Note 4) ......................            (12,790)                 --
                                                      ---------------     ---------------
       NET EXPENSES ..............................            169,404           5,948,919
                                                      ---------------     ---------------

NET INVESTMENT LOSS ..............................            (94,092)         (3,260,508)
                                                      ---------------     ---------------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
     Net realized gains (losses) from security
       transactions ..............................            435,666          (2,316,500)
     Net change in unrealized appreciation/
       depreciation on investments ...............         (1,148,056)        (55,779,561)
                                                      ---------------     ---------------

NET REALIZED AND UNREALIZED LOSSES ON INVESTMENTS            (712,390)        (58,096,061)
                                                      ---------------     ---------------

NET DECREASE IN NET ASSETS FROM OPERATIONS .......    $      (806,482)    $   (61,356,569)
                                                      ===============     ===============

See accompanying notes to financial statements.

THE WESTPORT FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
----------------------------------------------------------------------------------------------------------------------------------
                                                                     WESTPORT FUND                   WESTPORT SELECT CAP FUND
                                                           -----------------------------------------------------------------------
                                                             SIX MONTHS                            SIX MONTHS
                                                               ENDED           FOR THE YEAR          ENDED           FOR THE YEAR
                                                              JUNE 30,            ENDED             JUNE 30,            ENDED
                                                                2002           DECEMBER 31,           2002           DECEMBER 31,
                                                            (UNAUDITED)            2001           (UNAUDITED)            2001
----------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS:
     Net investment loss ...............................   $      (94,092)    $      (99,101)    $   (3,260,508)    $   (1,651,247)
     Net realized gains (losses) from security
       transactions ....................................          435,666            797,321         (2,316,500)        16,121,644
     Net change in unrealized appreciation/
       depreciation on investments .....................       (1,148,056)           228,891        (55,779,561)        45,816,891
                                                           --------------     --------------     --------------     --------------
Net increase (decrease) in net assets from operations ..         (806,482)           927,111        (61,356,569)        60,287,288
                                                           --------------     --------------     --------------     --------------

DISTRIBUTIONS TO SHAREHOLDERS:
     From net realized gains, Class R ..................               --           (325,696)                --         (2,930,559)
     From net realized gains, Class I ..................               --           (235,422)                --         (9,478,763)
                                                           --------------     --------------     --------------     --------------
Decrease in net assets from distributions to shareholders              --           (561,118)                --        (12,409,322)
                                                           --------------     --------------     --------------     --------------

FROM CAPITAL SHARE TRANSACTIONS:
CLASS R
     Proceeds from shares sold .........................       10,358,088          1,361,653        205,206,558        148,494,468
     Net asset value of shares issued in
       reinvestment of distributions to shareholders ...               --            322,290                 --          2,896,977
     Payments for shares redeemed ......................       (2,699,080)        (5,433,484)       (56,841,223)       (62,755,647)
                                                           --------------     --------------     --------------     --------------
Net increase (decrease) in net assets from Class R
     share transactions ................................        7,659,008         (3,749,541)       148,365,335         88,635,798
                                                           --------------     --------------     --------------     --------------

CLASS I
     Proceeds from shares sold .........................        1,875,626         10,058,254        254,601,530        267,162,499
     Net asset value of shares issued in reinvestment
       of distributions to shareholders ................               --            235,422                 --          7,613,945
     Payments for shares redeemed ......................       (7,809,739)        (1,220,383)       (97,316,771)       (88,361,217)
                                                           --------------     --------------     --------------     --------------
Net increase (decrease) in net assets from Class I
     share transactions ................................       (5,934,113)         9,073,293        157,284,759        186,415,227
                                                           --------------     --------------     --------------     --------------
Net increase in net assets from capital share
     transactions ......................................        1,724,895          5,323,752        305,650,094        275,051,025
                                                           --------------     --------------     --------------     --------------

TOTAL INCREASE IN NET ASSETS ...........................          918,413          5,689,745        244,293,525        322,928,991

NET ASSETS:
     Beginning of period ...............................       20,971,226         15,281,481        881,620,546        558,691,555
                                                           --------------     --------------     --------------     --------------
     End of period .....................................   $   21,889,639     $   20,971,226     $1,125,914,071     $  881,620,546
                                                           ==============     ==============     ==============     ==============

See accompanying notes to financial statements.

THE WESTPORT FUNDS
WESTPORT FUND
FINANCIAL HIGHLIGHTS
---------------------------------------------------------------------------------------------------------------------------
                                                            PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
---------------------------------------------------------------------------------------------------------------------------
                                                                                     CLASS R
                                                    -----------------------------------------------------------------------
                                                     SIX MONTHS
                                                       ENDED         FOR THE YEAR  FOR THE YEAR  FOR THE YEAR  FOR THE YEAR
                                                      JUNE 30,          ENDED         ENDED         ENDED         ENDED
                                                        2002         DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
                                                    (UNAUDITED)          2001          2000          1999          1998
---------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period ...........    $  14.55         $  14.37      $  14.75      $  11.22      $  10.00
                                                      --------         --------      --------      --------      --------

Income from investment operations:
     Net investment loss .........................       (0.05)           (0.08)        (0.04)        (0.08)        (0.05)
     Net realized and unrealized gains (losses) on
     investments .................................       (0.51)            0.65          1.35          5.21          1.27
                                                      --------         --------      --------      --------      --------
Total from investment operations .................       (0.56)            0.57          1.31          5.13          1.22
                                                      --------         --------      --------      --------      --------

Less distributions:
     From net realized gains .....................          --            (0.39)        (1.69)        (1.60)           --
                                                                                     --------      --------      --------

Net asset value at end of period .................    $  13.99         $  14.55      $  14.37      $  14.75      $  11.22
                                                      ========         ========      ========      ========      ========

Total return .....................................       (3.85%)(A)        3.99%         8.68%        46.13%        12.20%
                                                      ========         ========      ========      ========      ========

Net assets at end of period (000's) ..............    $ 18,660         $ 11,737      $ 15,281      $ 10,219      $  6,099
                                                      ========         ========      ========      ========      ========

Ratio of net expenses to average net assets ......        1.50%(B)         1.50%         1.50%         1.50%         1.50%

Ratio of gross expenses to average net assets(C) .        1.55%(B)         1.68%         1.91%         2.67%         3.60%

Ratio of net investment loss to average net assets       (0.83%)(B)       (0.54%)       (0.35%)       (0.81%)       (0.71%)

Portfolio turnover rate ..........................          45%(B)           15%           48%           68%           63%

(A)  Not annualized.
(B)  Annualized.
(C) Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser (Note 4).

See accompanying notes to financial statements.

THE WESTPORT FUNDS
WESTPORT FUND
FINANCIAL HIGHLIGHTS
----------------------------------------------------------------------------------------
                          PER SHARE DATA FOR A SHARES OUTSTANDING THROUGHOUT EACH PERIOD
----------------------------------------------------------------------------------------
                                                                 CLASS I
                                                      ----------------------------------
                                                      SIX MONTHS
                                                        ENDED          FOR THE PERIOD
                                                       JUNE 30,            ENDED
                                                         2002           DECEMBER 31,
                                                      (UNAUDITED)         2001(A)
----------------------------------------------------------------------------------------
Net asset value at beginning of period ...........    $    14.55         $    14.96
                                                      ----------         ----------

Income from investment operations:
     Net investment loss .........................         (0.11)             (0.06)
     Net realized and unrealized gains
       (losses) on investments ...................         (0.45)              0.04
                                                      ----------         ----------
Total from investment operations .................         (0.56)             (0.02)
                                                      ----------         ----------

Less distributions:
     From net realized gains .....................            --              (0.39)
                                                                         ----------

Net asset value at end of period .................    $    13.99         $    14.55
                                                      ==========         ==========

Total return .....................................         (3.85%)(B)         (0.11%)(B)
                                                      ==========         ==========

Net assets at end of period (000's) ..............    $    3,230         $    9,234
                                                      ==========         ==========

Ratio of net expenses to average net assets ......          1.50%(C)           1.50%(C)

Ratio of gross expenses to average net assets(D) .          1.76%(C)           1.83%(C)

Ratio of net investment loss to average net assets         (0.83%)(C)         (0.54%)(C)

Portfolio turnover rate ..........................            45%(C)             15%(C)

(A) Represents the period from the commencement of operations (February 9, 2001) through December 31, 2001.
(B)  Not annualized.
(C)  Annualized.
(D) Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser (Note 4).

See accompanying notes to financial statements.

THE WESTPORT FUNDS
WESTPORT SELECT CAP FUND
FINANCIAL HIGHLIGHTS
---------------------------------------------------------------------------------------------------------------------------
                                                              PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
---------------------------------------------------------------------------------------------------------------------------
                                                                                   CLASS R
                                                   ------------------------------------------------------------------------
                                                   SIX MONTHS
                                                     ENDED         FOR THE YEAR  FOR THE YEAR  FOR THE YEAR  FOR THE YEAR
                                                    JUNE 30,          ENDED         ENDED         ENDED         ENDED
                                                      2002         DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
                                                   (UNAUDITED)         2001          2000          1999          1998
---------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period .........    $  19.45         $  18.23      $  16.47      $  11.54      $  10.00
                                                    --------         --------      --------      --------      --------

Income from investment operations:
     Net investment income (loss) ..............       (0.06)           (0.05)         0.02         (0.03)        (0.02)
     Net realized and unrealized gains (losses)
       on investments ..........................       (0.92)            1.55          2.22          4.96          1.56
                                                    --------         --------      --------      --------      --------
Total from investment operations ...............       (0.98)            1.50          2.24          4.93          1.54
                                                    --------         --------      --------      --------      --------

Less distributions:
     From net investment income ................          --               --         (0.03)           --            --
     From net realized gains ...................          --            (0.28)        (0.45)           --            --
                                                    --------         --------      --------      --------      --------
Total distributions ............................          --            (0.28)        (0.48)           --            --
                                                    --------         --------      --------      --------      --------

Net asset value at end of period ...............    $  18.47         $  19.45      $  18.23      $  16.47      $  11.54
                                                    ========         ========      ========      ========      ========

Total return ...................................       (5.04%)(A)        8.22%        13.60%        42.72%        15.40%
                                                    ========         ========      ========      ========      ========

Net assets at end of period (000's) ............    $339,875         $209,605      $110,423      $ 79,851      $ 20,637
                                                    ========         ========      ========      ========      ========

Ratio of net expenses to average net assets ....        1.24%(B)         1.24%         1.27%         1.43%         1.50%

Ratio of gross expenses to average net assets ..        1.24%(B)         1.24%         1.27%         1.43%         1.79%(C)

Ratio of net investment income (loss) to average
     net assets ................................       (0.73%)(B)       (0.33%)        0.13%        (0.33%)       (0.39%)

Portfolio turnover rate ........................           6%(B)           11%           15%           10%           19%

(A)  Not annualized.
(B)  Annualized.
(C) Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser (Note 4).

See accompanying notes to financial statements.

THE WESTPORT FUNDS
WESTPORT SELECT CAP FUND
FINANCIAL HIGHLIGHTS
---------------------------------------------------------------------------------------------------------------------------
                                                              PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
---------------------------------------------------------------------------------------------------------------------------
                                                                                   CLASS I
                                                   ------------------------------------------------------------------------
                                                   SIX MONTHS
                                                     ENDED         FOR THE YEAR  FOR THE YEAR  FOR THE YEAR  FOR THE YEAR
                                                    JUNE 30,          ENDED         ENDED         ENDED         ENDED
                                                      2002         DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
                                                   (UNAUDITED)         2001          2000          1999        1998(A)
---------------------------------------------------------------------------------------------------------------------------

Net asset value at beginning of period .........    $  19.53         $  18.28      $  16.50      $  11.55      $  10.92
                                                    --------         --------      --------      --------      --------

Income from investment operations:
     Net investment income (loss) ..............       (0.05)           (0.03)         0.03         (0.01)        (0.02)
     Net realized and unrealized gains
       (losses) on investments .................       (0.92)            1.56          2.23          4.96          0.65
                                                    --------         --------      --------      --------      --------
Total from investment operations ...............       (0.97)            1.53          2.26          4.95          0.63
                                                    --------         --------      --------      --------      --------

Less distributions:
     From net investment income ................          --               --         (0.03)           --            --
     From net realized gains ...................          --            (0.28)        (0.45)           --            --
                                                    --------         --------      --------      --------      --------
Total distributions ............................          --            (0.28)        (0.48)           --            --
                                                    --------         --------      --------      --------      --------

Net asset value at end of period ...............    $  18.56         $  19.53      $  18.28      $  16.50      $  11.55
                                                    ========         ========      ========      ========      ========

Total return ...................................       (4.97%)(B)        8.36%        13.69%        42.86%         5.77%(B)
                                                    ========         ========      ========      ========      ========

Net assets at end of period (000's) ............    $786,039         $672,016      $448,269      $205,507      $ 33,230
                                                    ========         ========      ========      ========      ========

Ratio of net expenses to average net assets ....        1.07%(C)         1.13%         1.14%         1.24%         1.50%(C)

Ratio of gross expenses to average net assets ..        1.07%(C)         1.13%         1.14%         1.24%         1.64%(C)(D)

Ratio of net investment income (loss) to average
     net assets ................................       (0.56%)(C)       (0.21%)        0.26%        (0.13%)       (0.36%)(C)

Portfolio turnover rate ........................           6%(C)           11%           15%           10%           19%(C)

(A) Represents the period from the commencement of operations (February 16, 1998) through December 31, 1998.
(B)  Not annualized.
(C)  Annualized.
(D) Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser (Note 4).

See accompanying notes to financial statements.

THE WESTPORT FUNDS
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

1.   ORGANIZATION

The Westport Funds (the Trust) is registered under the Investment Company Act of 1940 (the 1940 Act), as a diversified, no-load, open-end management investment company. The Trust was organized as a Delaware business trust under a Declaration of Trust dated September 17, 1997. The Trust has established two separate series: the Westport Fund and the Westport Select Cap Fund (formerly, the Westport Small Cap Fund) (the Funds). The Trust was capitalized on December 16, 1997, when the initial shares of each Fund were purchased at $10 per share. Except for the initial purchase of shares, the Trust had no operations prior to the commencement of operations on December 31, 1997.

The Westport Fund seeks a return composed of primarily capital appreciation and secondarily current income. The Fund seeks to achieve its investment objective by investing the majority of its assets in undervalued equity securities of attractive mid capitalization companies. A mid capitalization company has a market capitalization between $2 billion and $10 billion. The Fund will also invest on an opportunistic basis in the securities of attractive companies with both larger and smaller market capitalizations, but it is expected that the median market capitalization of the companies in the Fund will be in the mid capitalization range.

The Westport Select Cap Fund seeks long-term capital appreciation. The Fund seeks to achieve its investment objective by investing at least 65% of its total assets in the equity securities of small capitalization companies. A small capitalization company has market capitalization of $2 billion or less at the time of the Fund's initial investment. Companies whose capitalization exceeds $2 billion after purchase by the Fund will continue to be considered small cap for purposes of this 65% limitation. Even after the market capitalization of a small cap company exceeds $2 billion, the Adviser may determine that the company continues to present a significant investment opportunity. In such instances, as long as the company's market capitalization does not exceed $4 billion, the Fund may add to an existing position in that company's securities by purchasing additional shares. Any such additional securities purchases will be considered purchases of small cap securities with respect to the 65% limitation.

The Fund may also invest to a limited degree in companies that have larger market capitalizations. Each of the Funds is authorized to offer two classes of shares: Class R shares and Class I shares. Each Class R and Class I share of a Fund represents identical interests in the Fund's assets and has the same rights, except that (i) Class I shares are expected to have lower operating expenses over time due to a shareholder services plan adopted with respect to Class R shares of each Fund (Note 4), and (ii) certain other class specific expenses are borne solely by the class to which such expenses are attributable. The Class I shares of the Westport Select Cap Fund and the Westport Fund commenced operations on February 16, 1998 and February 9, 2001, respectively.

2.   SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Trust's significant accounting policies:

Security valuation - The Funds' portfolio securities are valued as of the close of business of the regular session of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time). Securities traded on a national stock exchange or quoted by NASDAQ are valued at the last reported sale price on the principal exchange where the security is traded or, if not traded on a particular day, at the closing bid price. Securities traded in the over-the-counter market, and which are not quoted by NASDAQ, are valued at the last sale price, if available, otherwise, at the last quoted bid price. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees.

Share valuation - The net asset value per share of each class of shares of each Fund is calculated daily by dividing the total value of a Fund's assets attributable to that class, less liabilities attributable to that class, by the number of shares of that class outstanding. The offering price and redemption price per share of both classes of shares of each Fund is equal to the net asset value per share.

Investment income and distributions to shareholders - Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Dividends arising from net investment income, if any, are declared and paid annually. Net capital gains (net long-term capital gains in excess of net short-term capital losses), if any, are distributed at least annually.

Organization expenses - Expenses of organization have been capitalized and are being amortized on a straight-line basis over five years. In the event any of the initial shares of a Fund are redeemed during the amortization period, the redemption proceeds will be reduced by a pro rata portion of any unamortized organization expenses in the same proportion as the number of initial shares being redeemed bears to the number of initial shares of the Fund outstanding at the time of the redemption.

Security transactions - Security transactions are accounted for on the trade date. Securities sold are determined on a specific identification basis.

Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal income tax - It is each Fund's policy to comply with the special provisions of the Internal Revenue Code available to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The tax character of distributions paid for the periods ended June 30, 2002 and December 31, 2001 was as follows:

---------------------------------------------------------------------------------------------------
                                              WESTPORT FUND              WESTPORT SELECT CAP FUND
                                       ------------------------------------------------------------
                                        SIX MONTHS                      SIX MONTHS
                                          ENDED            YEAR           ENDED            YEAR
                                         JUNE 30,         ENDED          JUNE 30,         ENDED
                                           2002          DEC. 31,          2002          DEC. 31,
                                       (UNAUDITED)         2001        (UNAUDITED)         2001
---------------------------------------------------------------------------------------------------
Distributions paid from:
  Ordinary income* ................    $         --    $     61,074    $         --    $  1,655,452
  Long-term capital gain ..........              --         500,044              --      10,699,918
  Return of capital ...............              --              --              --          53,952
                                       ------------    ------------    ------------    ------------
                                       $         --    $    561,118    $         --    $ 12,409,322
                                       ============    ============    ============    ============
---------------------------------------------------------------------------------------------------

* For tax purposes, ordinary income includes short-term capital gains.

The following information is computed on a tax basis for each item for the six months ended June 30, 2002:

----------------------------------------------------------------------------------
                                               WESTPORT             WESTPORT
                                                 FUND            SELECT CAP FUND
----------------------------------------------------------------------------------
Undistributed ordinary income ..........    $       181,191      $            --
Accumulated ordinary loss ..............                 --          (12,355,459)
Undistributed long-term gains ..........            160,662            6,778,451
Gross unrealized appreciation ..........          4,531,241          195,173,152
Gross unrealized depreciation ..........         (3,165,403)         (95,055,489)
Post-October losses ....................                --*             (715,010)*
                                            ---------------      ---------------
Total accumulated earnings .............    $     1,707,691      $    93,825,645
                                            ===============      ===============
Federal income tax cost ................    $    20,466,063*     $ 1,025,342,330*
                                            ===============      ===============
----------------------------------------------------------------------------------

* The difference between the federal income tax cost of portfolio investments and the acquisition cost is due to certain timing differences in the recognition of capital losses under income tax regulations and generally accepted accounting principles. Post-October losses may be utilitized in current and future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

3.   INVESTMENT TRANSACTIONS

For the six months ended June 30, 2002, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to $6,915,244 and $4,491,989, respectively, for the Westport Fund, and $251,075,761 and $25,257,520, respectively, for the Westport Select Cap Fund.

4.   TRANSACTIONS WITH AFFILIATES

Certain trustees and officers of the Trust are also officers of Westport Advisers, LLC (the Adviser), Integrated Fund Services, Inc. (IFS), the
administrative services agent, shareholder servicing and transfer agent, and accounting services agent for the Trust, or of IFS Fund Distributors, Inc., the Funds' principal underwriter.

INVESTMENT ADVISORY AGREEMENT
The Funds' investments are managed by the Adviser pursuant to the terms of an Advisory Agreement. Each Fund pays the Adviser an investment management fee, computed and accrued daily and paid monthly, at an annual rate of 0.90% of average daily net assets for the Westport Fund, and at an annual rate of 1.00% of average daily net assets for the Westport Select Cap Fund.

In order to voluntarily reduce operating expenses of the Westport Fund during the six months ended June 30, 2002, the Adviser reimbursed the Fund for $4,703 of Class R expenses and $8,087 of Class I expenses.

ADMINISTRATION AGREEMENT
Under the terms of an Administration Agreement, IFS supplies non-investment related administrative and compliance services for the Funds. IFS supervises the preparation of tax returns, reports to shareholders, reports to and filings with the Securities and Exchange Commission and state securities commissions and materials for meetings of the Board of Trustees. For these services, IFS receives a monthly fee from each Fund based on each Fund's respective average daily net assets, subject to a minimum monthly fee.

TRANSFER AGENT AGREEMENT
Under the terms of a Transfer, Dividend Disbursing, Shareholder Service and Plan Agency Agreement, IFS maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Funds' shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, IFS receives a monthly fee from each Fund based on the number of shareholder accounts in each class, subject to a minimum monthly fee for each class of shares. In addition, each Fund pays IFS out-of-pocket expenses including, but not limited to, postage and supplies.

ACCOUNTING SERVICES AGREEMENT
Under the terms of an Accounting Services Agreement, IFS calculates the daily net asset value per share and maintains the financial books and records of the Funds. For these services, IFS receives a monthly fee from each Fund. In addition, each Fund pays IFS certain out-of-pocket expenses incurred by IFS in obtaining valuations of such Fund's portfolio securities.

SHAREHOLDER SERVICES PLAN
The Trust has adopted a shareholder services plan with respect to Class R shares of each Fund. Under this plan, the Trust may enter into agreements pursuant to which a shareholder servicing agent performs certain shareholder services not otherwise provided by the transfer agent. For these services, each Fund pays the shareholder servicing agent a fee of up to 0.25% of the average daily net assets attributable to the Class R shares owned by investors for which the shareholder servicing agent maintains a servicing relationship. For the six months ended June 30, 2002, shareholder servicing fees of $129,583 were paid by Class R shares of the Westport Select Cap Fund.

DISTRIBUTION AGREEMENT
The Trust has entered into a Distribution Agreement on behalf of the Funds with IFS Fund Distributors, Inc. (the Distributor). Pursuant to the Distribution Agreement, the Distributor acts as principal underwriter of each Fund's shares. The Distributor receives no compensation for its services and is an affiliate of IFS.

5.   CAPITAL SHARE TRANSACTIONS

Proceeds and payments on capital shares as shown in the Statements of Changes in Net Assets are the result of the following capital share transactions:

-----------------------------------------------------------------------------------------------------------------
                                                          WESTPORT FUND               WESTPORT SELECT CAP FUND
                                                  -----------------------------     -----------------------------
                                                   SIX MONTHS                        SIX MONTHS
                                                     ENDED         FOR THE YEAR        ENDED         FOR THE YEAR
                                                    JUNE 30,          ENDED           JUNE 30,          ENDED
                                                      2002           DEC. 31,           2002           DEC. 31,
                                                  (UNAUDITED)          2001          (UNAUDITED)         2001
-----------------------------------------------------------------------------------------------------------------
CLASS R
Shares sold ..................................         716,501          111,318       10,552,490        8,004,786
Shares issued in reinvestment of
     distributions to shareholders ...........              --           22,120               --          147,880
Shares redeemed ..............................        (189,943)        (389,902)      (2,929,005)      (3,433,591)
                                                  ------------     ------------     ------------     ------------

Net increase (decrease) in shares outstanding          526,558         (256,464)       7,623,485        4,719,075
Shares outstanding, beginning of period ......         806,926        1,063,390       10,776,506        6,057,431
                                                  ------------     ------------     ------------     ------------
Shares outstanding, end of period ............       1,333,484          806,926       18,399,991       10,776,506
                                                  ============     ============     ============     ============

CLASS I
Shares sold ..................................         128,311          703,539       12,952,973       14,316,829
Shares issued in reinvestment of distributions
     to shareholders .........................              --           16,158               --          387,084
Shares redeemed ..............................        (532,092)         (85,009)      (5,018,890)      (4,810,168)
                                                  ------------     ------------     ------------     ------------
Net increase (decrease) in shares outstanding         (403,781)         634,688        7,934,083        9,893,745
Shares outstanding, beginning of period ......         634,688               --       34,409,926       24,516,181
                                                  ------------     ------------     ------------     ------------
Shares outstanding, end of period ............         230,907          634,688       42,344,009       34,409,926
                                                  ============     ============     ============     ============
-----------------------------------------------------------------------------------------------------------------

WESTPORT FUND
PORTFOLIO OF INVESTMENTS
JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------
                                                                      MARKET
COMMON STOCKS - 95.9%                                 SHARES          VALUE
--------------------------------------------------------------------------------
BROADCASTING/CABLE TV - 5.5%
Cox Radio, Inc. - Class A(a) ...................        35,000    $      843,500
Insight Communications Company, Inc.(a) ........        29,000           352,930
                                                                  --------------
                                                                       1,196,430
                                                                  --------------

BUSINESS PRODUCTS & SERVICES - 19.4%
American Management Systems, Inc.(a) ...........        30,200           577,122
Computer Associates International, Inc. ........        42,000           667,380
MRO Software, Inc.(a) ..........................        38,000           432,440
Numerical Technologies, Inc.(a) ................         6,000            23,970
Parametric Technology Corporation(a) ...........        70,000           250,530
Rational Software Corporation(a) ...............        15,000           123,150
Reynolds & Reynolds Company (The) - Class A ....        14,000           391,300
Synopsys, Inc.(a) ..............................        15,300           838,593
TriZetto Group, Inc.(a) ........................        45,600           389,880
Veridian Corporation(a) ........................        25,000           572,500
                                                                  --------------
                                                                       4,266,865
                                                                  --------------

CHEMICALS - 3.1%
Praxair, Inc. ..................................        12,000           683,640
                                                                  --------------

COMMUNICATIONS EQUIPMENT & SERVICES - 4.3%
AT&T Corporation ...............................         8,727            93,379
AT&T Wireless Services(a) ......................         2,808            16,427
Rockwell Collins, Inc. .........................        30,000           822,600
                                                                  --------------
                                                                         932,406
                                                                  --------------

CONSUMER PRODUCTS & SERVICES - 12.7%
Big Lots, Inc.(a) ..............................        17,500           344,400
Del Monte Foods Company(a) .....................        50,000           590,000
Duane Reade, Inc.(a) ...........................         7,000           238,350
Neiman Marcus Group, Inc. - Class B(a) .........        18,205           587,657
The J.M. Smucker Company .......................        23,154           790,246
Whitehall Jewellers, Inc.(a) ...................        10,700           221,597
                                                                  --------------
                                                                       2,772,250
                                                                  --------------

HEALTHCARE PRODUCTS & SERVICES - 16.2%
AdvancePCS(a) ..................................        25,000           598,500
Healthsouth Corporation(a) .....................        50,000           639,500
Lincare Holdings, Inc.(a) ......................        24,000           775,200
Triad Hospitals, Inc.(a) .......................        12,321           526,353
Universal Health Services, Inc. - Class B(a) ...        21,000         1,029,000
                                                                  --------------
                                                                       3,568,553
                                                                  --------------

WESTPORT FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------
                                                                      MARKET
COMMON STOCKS - 95.9% (CONTINUED)                     SHARES          VALUE
--------------------------------------------------------------------------------
INDUSTRIAL SPECIALTY PRODUCTS - 9.9%
Conexant Systems, Inc.(a) ......................        20,000    $       32,400
Fairchild Semiconductor Corporation - Class A(a) .      30,000           729,000
FEI Company(a) .................................        12,000           294,120
JLG Industries, Inc. ...........................         8,000           112,240
Precision Castparts Corporation ................        19,000           627,000
Skyworks Solutions, Inc.(a) ....................         7,020            38,961
Texas Instruments, Inc. ........................        14,064           333,317
                                                                  --------------
                                                                       2,167,038
                                                                  --------------

INSURANCE - 5.3%
Hilb, Rogal & Hamilton Company .................        25,400         1,149,350
                                                                  --------------

MEDICAL PRODUCTS & SERVICES - 3.4%
Bristol-Myers Squibb Company ...................         9,000           231,300
Schering-Plough Corporation ....................        21,000           516,600
                                                                  --------------
                                                                         747,900
                                                                  --------------

OIL & GAS PRODUCERS - 5.9%
Anadarko Petroleum Corporation .................         6,000           295,800
Pogo Producing Company .........................        16,500           538,230
Southwestern Energy Company(a) .................        30,000           455,400
                                                                  --------------
                                                                       1,289,430
                                                                  --------------

OIL & GAS SERVICES - 1.7%
Helmerich & Payne, Inc. ........................         7,500           267,900
Transocean Sedco Forex, Inc. ...................         3,000            93,450
                                                                  --------------
                                                                         361,350
                                                                  --------------

PAPER AND RELATED PRODUCTS - 0.9%
MeadWestvaco Corporation .......................         5,900           198,004
                                                                  --------------

REGIONAL BANKS & THRIFTS - 5.3%
Cullen/Frost Bankers, Inc. .....................        25,000           897,250
Sterling Financial Corporation(a) ..............        13,310           264,736
                                                                  --------------
                                                                       1,161,986
                                                                  --------------

WESTPORT FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------
                                                                      MARKET
COMMON STOCKS - 95.9% (CONTINUED)                     SHARES          VALUE
--------------------------------------------------------------------------------
TRANSPORTATION - 1.8%
FedEx Corporation(a) ...........................         7,500    $      400,500
                                                                  --------------

OTHER - 0.5% ...................................                         100,080
                                                                  --------------

TOTAL COMMON STOCKS (COST $19,611,935) .........                  $   20,995,782
                                                                  --------------

MONEY MARKETS - 3.8%
First American Treasury (Cost $836,119) ........                  $      836,119
                                                                  --------------

TOTAL INVESTMENT SECURITIES - 99.7%
  (Cost $20,448,054) ...........................                  $   21,831,901

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.3% ...                          57,738
                                                                  --------------

NET ASSETS - 100.0% ............................                  $   21,889,639
                                                                  ==============

(a)  Non-income producing security.

See accompanying notes to financial statements.

WESTPORT SELECT CAP FUND
PORTFOLIO OF INVESTMENTS
JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------
                                                                      MARKET
COMMON STOCKS - 81.3%                                 SHARES          VALUE
--------------------------------------------------------------------------------
AIRCRAFT MAINTENANCE & Services - 0.2%
AAR Corporation ................................       271,250    $    2,736,913
                                                                  --------------

BROADCASTING/CABLE TV - 7.6%
Beasley Broadcast Group, Inc. - Class A(a) .....       395,000         5,825,855
Cox Radio, Inc. - Class A(a) ...................       928,600        22,379,260
Emmis Communications Corporation(a) ............     1,490,600        31,585,814
Insight Communications Company, Inc.(a) ........     1,027,875        12,509,239
Salem Communications Corporation - Class A(a) ..       525,125        13,059,859
                                                                  --------------
                                                                      85,360,027
                                                                  --------------

BUSINESS PRODUCTS & SERVICES - 16.4%
American Management Systems, Inc.(a) ...........     1,021,300        19,517,043
Arbitron, Inc.(a) ..............................       241,000         7,519,200
Ariba, Inc.(a) .................................       750,000         2,392,500
Aspen Technology, Inc.(a) ......................       595,000         4,962,300
Cadence Design Systems, Inc.(a) ................       546,796         8,814,344
Ceridian Corporation(a) ........................       660,000        12,526,800
Computer Associates International, Inc. ........     1,500,000        23,834,999
IMS Health, Inc. ...............................     1,078,200        19,353,690
J.D. Edwards & Company(a) ......................     1,198,700        14,564,205
Map Info Corporation(a) ........................       833,600         7,585,760
MatrixOne, Inc.(a) .............................       975,000         5,859,750
MRO Software, Inc.(a) ..........................       451,000         5,132,380
Perot Systems Corporation - Class A(a) .........     1,493,700        16,266,393
Rational Software Corporation(a) ...............       200,000         1,642,000
Reynolds & Reynolds Company (The) - Class A ....       303,600         8,485,620
SYNAVANT, Inc.(a) ..............................     1,291,550         1,821,086
Synopsys, Inc.(a) ..............................       444,800        24,379,487
                                                                  --------------
                                                                     184,657,557
                                                                  --------------
CHEMICALS - 0.9%
Airgas, Inc.(a) ................................       585,900        10,136,070
                                                                  --------------

COMMUNICATIONS EQUIPMENT & SERVICES - 0.5%
General Communication, Inc. - Class A(a) .......       810,600         5,406,702
                                                                  --------------

CONSUMER PRODUCTS & SERVICES - 8.6%
Applebee's International, Inc. .................       135,000         3,098,250
Big Lots, Inc.(a) ..............................     1,235,506        24,314,758
Constellation Brands, Inc.(a) ..................       454,800        14,553,600
Duane Reade, Inc.(a) ...........................       287,800         9,799,590
Gaylord Entertainment Company(a) ...............       477,100        10,720,437
Outback Steakhouse, Inc.(a) ....................        70,000         2,457,000
Ruby Tuesday, Inc. .............................       890,200        17,269,880
Saks, Inc.(a) ..................................       957,300        12,291,732
Whitehall Jewellers, Inc.(a) ...................       138,550         2,869,371
                                                                  --------------
                                                                      97,374,618
                                                                  --------------

WESTPORT SELECT CAP FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------
                                                                      MARKET
COMMON STOCKS - 81.3% (CONTINUED)                     SHARES          VALUE
--------------------------------------------------------------------------------
HEALTHCARE PRODUCTS & SERVICES - 9.1%
AdvancePCS(a) ..................................     1,175,043    $   28,130,529
Healthsouth Corporation(a) .....................     1,857,400        23,756,146
Triad Hospitals, Inc.(a) .......................       243,955        10,421,758
Universal Health Services, Inc. - Class B(a) ...       823,400        40,346,600
                                                                  --------------
                                                                     102,655,033
                                                                  --------------

INDUSTRIAL SERVICES - 1.5%
ITT Educational Services, Inc.(a) ..............       752,200        16,397,960
                                                                  --------------

INDUSTRIAL SPECIALTY PRODUCTS - 6.1%
Conexant Systems, Inc.(a) ......................       775,000         1,255,500
DuPont Photomasks, Inc.(a) .....................       314,000        10,198,720
Flowserve Corporation(a) .......................       480,400        14,315,920
JLG Industries, Inc. ...........................       371,400         5,210,742
Perkin Elmer, Inc. .............................       820,000         9,061,000
Precision Castparts Corporation ................       497,000        16,401,000
Rogers Corporation(a) ..........................       102,400         2,847,744
Skyworks Solutions, Inc.(a) ....................       491,375         2,727,131
Texas Instruments, Inc. ........................       257,448         6,101,518
                                                                  --------------
                                                                      68,119,275
                                                                  --------------

INSURANCE - 3.6%
Hilb, Rogal & Hamilton Company .................       900,000        40,725,000
                                                                  --------------

MEDICAL PRODUCTS & SERVICES - 2.4%
AmerisourceBergen Corporation ..................        54,908         4,173,008
Cardinal Health, Inc. ..........................        73,194         4,494,844
Owens & Minor, Inc. ............................       285,250         5,636,540
Priority Healthcare Corporation(a) .............       534,250        12,554,875
                                                                  --------------
                                                                      26,859,267
                                                                  --------------

OIL & GAS PRODUCERS - 6.0%
Forest Oil Corporation(a) ......................       525,600        14,879,736
Houston Exploration Company(a) .................       312,800         9,337,080
Pogo Producing Company .........................       525,000        17,125,500
Pure Resources, Inc.(a) ........................       798,300        16,604,640
Southwestern Energy Company(a) .................       642,100         9,747,078
                                                                  --------------
                                                                      67,694,034
                                                                  --------------

REAL ESTATE & CONSTRUCTION - 0.8%
St. Joe Company (The) ..........................       283,400         8,507,668
                                                                  --------------

REGIONAL BANKS & THRIFTS - 5.8%
BankUnited Financial Corporation - Class A(a) ..       902,000        17,273,300
Downey Financial Corporation ...................       120,000         5,676,000
First Essex Bancorp, Inc. ......................       416,950        14,259,690
Harbor Florida Bancshares, Inc. ................       161,000         3,572,590
People's Bank ..................................       317,500         8,289,925

WESTPORT SELECT CAP FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------
                                                                       MARKET
COMMON STOCKS - 81.3% (CONTINUED)                       SHARES         VALUE
--------------------------------------------------------------------------------
REGIONAL BANKS & THRIFTS - 5.8% (CONTINUED)
Seacoast Financial Services Corporation ........       239,425    $    6,002,385
Staten Island Bancorp, Inc. ....................       160,000         3,072,000
Sterling Financial Corporation(a) ..............       341,389         6,790,227
                                                                  --------------
                                                                      64,936,117
                                                                  --------------

SECURITY PRODUCTS & SERVICES- 1.0%
Checkpoint Systems, Inc.(a) ....................       621,700         7,273,890
Pittston Company (The) .........................       170,007         4,080,168
                                                                  --------------
                                                                      11,354,058
                                                                  --------------

TRANSPORTATION- 2.3%
EGL, Inc.(a) ...................................       488,550         8,285,808
Florida East Coast Industries, Inc. - Class B ..       249,515         5,938,457
Landstar System, Inc.(a) .......................       112,817        12,054,496
                                                                  --------------
                                                                      26,278,761
                                                                  --------------

UTILITIES - 1.3%
El Paso Electric Company(a) ....................     1,042,850        14,443,473
                                                                  --------------

MISCELLANEOUS - 7.2%
Other ..........................................    26,538,971
iShares Russell 2000 Index Fund ................       597,000        54,327,000
                                                                  --------------
                                                                      80,865,971
                                                                  --------------

TOTAL COMMON STOCKS (Cost $814,320,927) ........                  $  914,508,504
                                                                  --------------

MONEY MARKETS - 18.7%
First American Treasury (Cost $210,951,489) ....                  $  210,951,489
                                                                  --------------

TOTAL INVESTMENT SECURITIES- 100.0%
 (Cost $1,025,272,416) .........................                  $1,125,459,993

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.0% ...                         454,078
                                                                  --------------

NET ASSETS - 100.0% ............................                  $1,125,914,071
                                                                  ==============

(a)  Non-income producing security.

See accompanying notes to financial statements.

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22

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                                                                              23

THE WESTPORT FUNDS

WESTPORT FUND
WESTPORT SELECT CAP FUND
                                                   THE ---------------
website: www.westportfunds.com                         WESTPORT
                                                   ------------- FUNDS
SHAREHOLDER SERVICES
888-593-7878                                             [LOGO]

INVESTMENT ADVISER                                 SEMI-ANNUAL REPORT
Westport Advisers, LLC                                June 30, 2002
253 Riverside Avenue
Westport, Connecticut 06880                           888-593-7878
203-227-3601
                                                        website:
BOARD OF TRUSTEES                                 www.westportfunds.com
Raymond J. Armstrong
Stephen E. Milman                                    ---------------
Edmund H. Nicklin, Jr.                               WESTPORT [LOGO]
Ronald H. Oliver                                     ---------------
D. Bruce Smith, II                                     INVESTMENTS
                                                     ---------------
TRANSFER AGENT
Integrated Fund Services, Inc.
P.O. Box 5354
Cincinnati, Ohio 45201-5354

DISTRIBUTOR
IFS Fund Distributors, Inc.
221 East Fourth Street, Suite 300
Cincinnati, Ohio 45202

This report is authorized for
distribution only when it is
accompanied or preceded by a current
prospectus of The Westport Funds.